Equity - Summary of Equity (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share capital and share premium
Share capital	€ 39	€ 39	€ 928	€ 925
Share premium	17,006	16,950	16,054	16,046
Total share capital and share premium	17,045	16,989	16,982
Other reserves
Revaluation reserve: Available-for-sale and other	3,447	3,830	3,896
Revaluation reserve: Cash flow hedge	263	777	666
Revaluation reserve: Property in own use	203	204	326
Net defined benefit asset/liability remeasurement reserve	(400)	(371)	(306)
Currency translation reserve	(1,663)	(770)	(538)
Share of associates, joint ventures and other reserves	2,527	2,235	1,733
Treasury shares	(15)	(8)	(18)	(46)
Total other reserves	4,362	5,897	5,759
Retained earnings	27,022	24,371	22,231
Shareholders' equity (parent)	48,429	47,257	44,972
Non-controlling interests	715	606	638
Total equity	€ 49,144	€ 47,863	€ 45,610	€ 55,601